Information Concerning the Group's Consolidated Operations - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended			6 Months Ended
	May 31, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2024	Jun. 30, 2023
Consolidated operations [line items]
Interest expense on EIB loan			$ 600			$ 1,300
Decrease in interest expense on lease liabilities			(100)				$ (200)
Revenue from collaboration agreements			7,815	$ 0		12,249	0
Ownership interest in subsidiary		100.00%
Decrease /increase in financial income						18,200
Decrease in Foreign Exchange of Tranche A and B Warrants			2,000			3,500
Change in Fair Value of Europen Investment Bank			2,900			4,300
Gain in Fair Value of SIA Derivative Instrument				(7,000)		14,300
Loss in fair value of convertible notes				3,500
Increase in financial investments gains						3,200
Net foreign exchange gain			2,230	9,216	[1]	5,754	9,248	[2]
Decrease /increase in financial Expenses			400			10,100
Net foreign exchange loss			1,704	1,289	[1]	3,031	2,278	[2]
Change In Fair Value Of Foreign Exchange Loss			500
Decrease In Foreign Exchange Loss						700
Decrease In Foreign Exchange Gains Losses			7,000
Increase In Foreign Exchange Gains Losses			400
Decrease In Financial Income			2,000
Increase (decrease) in research tax credit			100			(1,100)
Increase in total operating expenses			1,100			1,500
Increase in purchases, external expenses and other			2,100			3,300
Increase in wages						400
Decrease in non-cash stock-based compensation expense			(800)			(1,500)
Decrease in other operating income			(200)			(800)
Increase in social charges on stock options grants expense						100
Decrease in other income			(400)			1,800
Revenues			$ 8,061	$ 178	[3]	$ 12,589	$ 317	[4]
Effective income tax rate			0.80%	(1.60%)		2.30%	(0.50%)
Pre-tax net loss			$ (25,500)			$ (20,100)
European Investment Bank Loan [Member]
Consolidated operations [line items]
Change In Fair Value Of Foreign Exchange Loss						6,800
Astra Zeneca Ireland [Member]
Consolidated operations [line items]
Milestone revenue						6,800
ALPHA2 Clinical Trial Servier License Agreement [Member]
Consolidated operations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods						5,400
Bpifrance [Member]
Consolidated operations [line items]
Research tax credit prefinancing interest expense						100
Grant And Refundable Advance Agreement [Member] | Bpifrance [Member]
Consolidated operations [line items]
Decrease in other income				$ (500)			$ (700)
Calyxt [Member]
Consolidated operations [line items]
Ownership interest in subsidiary	48.00%
Cibus [Member]
Consolidated operations [line items]
Loss in fair value of retained investment			$ 4,200			$ (5,500)

[1]	These amounts reflect Calyxt's adjustments as presented in our 2023 20F (Note 3)
[2]	These amounts reflect Calyxt's adjustments as presented in our 2023 20F (Note 3)
[3]	These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)
[4]	These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)